Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	11 Months Ended	20 Months Ended	23 Months Ended	32 Months Ended	35 Months Ended	44 Months Ended	47 Months Ended	56 Months Ended	59 Months Ended
	Jul. 21, 2021 [2]	Apr. 29, 2021 [1]	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
Formidable ETF [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,494		$ 9,928		$ 10,279		$ 9,328		$ 10,734
Formidable Fortress ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,786		$ 10,045		$ 11,209		$ 11,580		$ 12,088
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,497	$ 10,901	$ 9,686	$ 10,058	$ 12,580	$ 13,064	$ 13,619	$ 14,142	$ 16,043	$ 16,659

[1]	Inception
[2]	Inception